FINANCIAL RISK MANAGEMENT (Details) - Credit Risk - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Assets obtained by taking possession of collateral or calling on other credit enhancements	£ 245		£ 297
Commercial loans [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	£ 35,879
Trading & other financial assets at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed			31,590
Loans and Advances to Customers Exposure [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Percentage of Exposure	64.00%
Financial, Business and other Services Exposure [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Percentage of Exposure	13.00%
The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Financial assets at fair value through profit or loss	£ 23,256		49,164	[1]
Financial assets, at fair value	58,917		111,477
Financial assets at fair value through profit or loss, classified as held for trading	19,462
Cash Collateral for Borrowed Securities	1,693		5,148
Derivative financial assets	11,293	[2]	23,792	[1]
Loans and advances to customers	464,044		460,955	[1]
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	45,025		61,469
Collateral Securities Repledged, Delivered, or Used	43,701		44,432
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	6,769		12,968
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	1,693		5,148
Gross loan commitments	118,514		135,539
Repurchase agreements and cash collateral on securities lent	10,258
The Group [member] | Financial instruments measured at fair value through profit or loss because credit derivative is used to manage credit risk [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Derivative Asset	6,769		12,968
The Group [member] | OECD Banks [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Due from Banks	94		275
The Group [member] | Loans and Advances to Banks [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	461		94
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	481		95
The Group [member] | Commercial loans [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	35,879		16,832
The Group [member] | Collateralised Loan [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	37,765		17,122
The Group [member] | Reverse Repurchase Agreement [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Cash Collateral for Borrowed Securities	0
The Group [member] | Trading & other financial assets at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	17,127
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	18,910		39,099
The Group [member] | Loans and advances designated at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Financial assets at fair value through profit or loss	17,127
The Group [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	14,148		48,765
The Group [member] | Irrevocable Loan Commitments And Contingencies [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Collateral sold or repledged in absence of default by owner of collateral, at fair value	10,661		10,314
Gross loan commitments	51,242		69,057
The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Financial assets at fair value through profit or loss	20,843	[1]	43,264
Financial assets, at fair value	59,482		113,307
Financial assets at fair value through profit or loss, classified as held for trading	19,420
Cash Collateral for Borrowed Securities	857		3,909
Derivative financial assets	15,431	[1]	26,764
Loans and advances to customers	172,315	[1]	170,114
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	16,029		17,504
Collateral Securities Repledged, Delivered, or Used	14,809		471
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	12,025		17,288
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	857		3,909
Gross loan commitments	57,897		74,991
Repurchase agreements and cash collateral on securities lent	10,258
The Bank [member] | Financial instruments measured at fair value through profit or loss because credit derivative is used to manage credit risk [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Derivative Asset	12,025		17,288
The Bank [member] | OECD Banks [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Due from Banks	32		196
The Bank [member] | Loans and Advances to Banks [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	461		94
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	481		95
The Bank [member] | Trading & other financial assets at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	17,127
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	18,910
The Bank [member] | Loans and advances designated at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Financial assets at fair value through profit or loss	17,136
The Bank [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	14,148		48,765
The Bank [member] | Irrevocable Loan Commitments And Contingencies [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Collateral sold or repledged in absence of default by owner of collateral, at fair value	698		20
Gross loan commitments	32,912		50,549
Good Quality [member] | The Group [member] | Loans and advances designated at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Financial assets at fair value through profit or loss	17,078
Good Quality [member] | The Bank [member] | Loans and advances designated at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Financial assets at fair value through profit or loss	17,087
Satisfactory Quality [member] | Loans and advances designated at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Financial assets at fair value through profit or loss	49
External Credit Rating, Investment Grade [Member] | The Group [member] | Loans and advances designated at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Financial assets at fair value through profit or loss	3,120
External Credit Rating, Investment Grade [Member] | The Bank [member] | Loans and advances designated at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Financial assets at fair value through profit or loss	890
Sub-Investment Grade [member] | Other [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Financial assets at fair value through profit or loss
Financial assets, at fair value	52		9
Financial assets at fair value through profit or loss, classified as held for trading
Sub-Investment Grade [member] | Other [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Financial assets at fair value through profit or loss
Debt Securities, Available-for-sale, Amortized Cost	6		96
Derivative financial assets	1,282		1,878
Sub-Investment Grade [member] | Other [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Debt Securities, Available-for-sale, Amortized Cost
Derivative financial assets	488		623
Not Rated [member] | Other [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Financial assets at fair value through profit or loss			369
Financial assets, at fair value	190		376
Financial assets at fair value through profit or loss, classified as held for trading	5		307
Not Rated [member] | Other [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Financial assets at fair value through profit or loss			369
Debt Securities, Available-for-sale, Amortized Cost	22		14
Derivative financial assets	54		95
Not Rated [member] | Other [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Debt Securities, Available-for-sale, Amortized Cost
Derivative financial assets	52		93
Stock Borrowing [member] | The Group [member] | Trading & other financial assets at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Collateral sold or repledged in absence of default by owner of collateral, at fair value	17,121		31,281
Stock Borrowing [member] | The Bank [member] | Trading & other financial assets at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Collateral sold or repledged in absence of default by owner of collateral, at fair value	17,121
Gross carrying amount [member] | The Group [member] | Repurchase Agreements [Member] | Deposits From Banks [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Repurchase agreements and cash collateral on securities lent	21,170		23,175
Gross carrying amount [member] | The Group [member] | Repurchase Agreements [Member] | Deposits from Customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Repurchase agreements and cash collateral on securities lent	1,818
Gross carrying amount [member] | The Bank [member] | Repurchase Agreements [Member] | Deposits From Banks [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Repurchase agreements and cash collateral on securities lent	1,193		3,198
Gross carrying amount [member] | Collateral Pledged [Member] | The Group [member] | Deposits from Customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Repurchase agreements and cash collateral on securities lent			2,638
Gross carrying amount [member] | Collateral Pledged [Member] | The Bank [member] | Deposits from Customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Repurchase agreements and cash collateral on securities lent			2,637
At fair value [member] | The Group [member] | Repurchase Agreements [Member] | Deposits from Customers [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Repurchase agreements and cash collateral on securities lent	1,710		2,640
At fair value [member] | Collateral Pledged [Member] | The Group [member] | Deposits From Banks [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Repurchase agreements and cash collateral on securities lent	19,615		23,082
At fair value [member] | Collateral Pledged [Member] | The Bank [member] | Deposits From Banks [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Repurchase agreements and cash collateral on securities lent	1,188		3,156
Stage 3 [member] | Retail Non-Mortgage [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Loans and advances to customers	631		817
Allowance for Impairment Losses	366		542
Stage 3 [member] | Commercial loans [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Loans and advances to customers	658		644
Allowance for Impairment Losses	215		236
Stage 3 [member] | The Group [member] | Accumulated impairment [member] | Commercial loans [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value			797
Fair Value Of Collateral Held	590
Stage 3 [member] | Partial Write Off [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Loans and advances to banks and customers	250
Loans and advances to banks and customers, outstanding	2,200
Stage 2 and Stage 3 [member] | Modified [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Loans and advances to banks and customers	1,000
Stage 1 and Stage 2 [member] | Retail Non-Mortgage [member]
FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Line Items]
Loans and advances to customers	£ 52,450		£ 49,482

[1]	See note 50.
[2]	Credit ratings equal to or better than 'BBB'.